Loans Receivable - Interest Rate Terms (Details) $ in Thousands	Sep. 30, 2020 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans, fixed-rate	$ 8,251,862
% of gross loans, fixed-rate	63.80%
Gross loans, adjustable rate	$ 4,707,410
% of gross loans, adjustable rate	36.30%
Within 1 year
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans, fixed-rate	$ 128,254
% of gross loans, fixed-rate	1.00%
Gross loans, adjustable rate	$ 3,592,689
% of gross loans, adjustable rate	27.70%
1 to 3 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans, fixed-rate	$ 1,179,316
% of gross loans, fixed-rate	9.10%
Gross loans, adjustable rate	$ 440,980
% of gross loans, adjustable rate	3.40%
3 to 5 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans, fixed-rate	$ 398,019
% of gross loans, fixed-rate	3.10%
Gross loans, adjustable rate	$ 588,366
% of gross loans, adjustable rate	4.50%
5 to 10 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans, fixed-rate	$ 1,044,581
% of gross loans, fixed-rate	8.10%
Gross loans, adjustable rate	$ 46,473
% of gross loans, adjustable rate	0.40%
10 to 20 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans, fixed-rate	$ 983,856
% of gross loans, fixed-rate	7.60%
Gross loans, adjustable rate	$ 25,190
% of gross loans, adjustable rate	0.20%
Over 20 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans, fixed-rate	$ 4,517,836
% of gross loans, fixed-rate	34.90%
Gross loans, adjustable rate	$ 13,712
% of gross loans, adjustable rate	0.10%